THE TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      YIELD TO
    AMOUNT                                                           MATURITY    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                   DATE        RATE          VALUE
--------------    -------------------------------------------------  ---------   ---------   -------------
U.S. TREASURY OBLIGATIONS (17.4%)
$      15,000     U.S. Treasury Notes..............................    1/31/99      5.875%   $  15,015,151
       15,000     U.S. Treasury Notes..............................    2/28/99      5.875       15,014,293
       30,000     U.S. Treasury Notes..............................    4/30/99      6.375       30,123,283
       42,500     U.S. Treasury Notes..............................    5/31/99      6.250       42,659,852
       20,000     U.S. Treasury Notes..............................    7/31/99      5.875       20,052,397
                                                                                             -------------
                      TOTAL U.S. TREASURY OBLIGATIONS..............                            122,864,976
                                                                                             -------------

REPURCHASE AGREEMENTS (81.3%)
       30,000     Bear Stearns Repurchase Agreement, dated
                    10/30/98, at 5.400%, proceeds include interest
                    $30,009,000 (collateralized by $44,257,000 U.S.
                    Treasury Strips, 7.625% through 7.750%, due
                    2/15/99 through 2/15/25, valued at
                    $30,633,062)...................................    11/2/98      5.400       30,000,000
       30,000     Chase Repurchase Agreement, dated 10/30/98, at
                    5.380%, proceeds include interest $30,008,967
                    (collateralized by $28,224,000 U.S. Treasury
                    Notes, 5.875% through 6.375%, due 7/31/02
                    through 9/30/02, valued at $30,601,836)........    11/2/98      5.380       30,000,000
       32,000     Credit Suisse First Boston Repurchase Agreement,
                    dated 10/30/98, at 5.350%, proceeds include
                    interest $32,009,511 (collateralized by
                    $29,598,000 U.S. Treasury Notes, 7.500% through
                    7.875%, due 8/15/01 through 11/15/01, valued at
                    $32,949,612)...................................    11/2/98      5.350       32,000,000
      160,288     Goldman Sachs Repurchase Agreement, dated
                    10/30/98, at 5.380%, proceeds include interest
                    $160,335,908 (collateralized by $154,408,000
                    U.S. Treasury Notes, 5.500% through 7.875%, due
                    5/31/99 through 12/31/00, valued at
                    $160,288,810)..................................    11/2/98      5.380      160,288,000
       32,000     Greenwich Capital Repurchase Agreement, dated
                    10/30/98, at 5.420%, proceeds include interest
                    $32,009,636 (collateralized by $30,490,000 U.S.
                    Treasury Notes, 5.625% through 7.750%, due
                    11/30/99 through 5/15/08, valued at
                    $32,645,455)...................................    11/2/98      5.420       32,000,000
       30,000     HSBC Repurchase Agreement, dated 10/30/98, at
                    5.420%, proceeds include interest $30,009,033
                    (collateralized by $21,015,000 U.S. Treasury
                    Bond, 8.875%, due 2/15/19, valued at
                    $30,600,760)...................................    11/2/98      5.420       30,000,000
       34,000     Lehman Brothers Repurchase Agreement, dated
                    10/30/98, at 5.420%, proceeds include interest
                    $34,010,238 (collateralized by $33,820,000 U.S.
                    Treasury Note, 5.125%, due 8/31/00, valued at
                    $34,678,167)...................................    11/2/98      5.420       34,000,000
      165,000     Merrill Lynch Repurchase Agreement, dated
                    10/30/98, at 5.350%, proceeds include interest
                    $165,049,042 (collateralized by $576,797,000
                    U.S. Treasury Strips, 7.125% through 8.750%,
                    due 5/15/20 through 2/15/23, valued at
                    $168,300,036)..................................    11/2/98      5.350      165,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      YIELD TO
    AMOUNT                                                           MATURITY    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                   DATE        RATE          VALUE
--------------    -------------------------------------------------  ---------   ---------   -------------
REPURCHASE AGREEMENTS (CONTINUED)
$      30,000     State Street Repurchase Agreement, dated
                    10/30/98, at 5.350%, proceeds include interest
                    $30,008,917 (collateralized by $26,935,000 U.S.
                    Treasury Note, 6.500%, due 8/15/05, valued at
                    $30,604,894)...................................    11/2/98      5.350%   $  30,000,000
       30,000     Westdeutshe Landesbank Repurchase Agreement,
                    dated 10/30/98, at 5.420%, proceeds include
                    interest $30,009,003(e)........................    11/2/98      5.420       30,000,000
                                                                                             -------------
                      TOTAL REPURCHASE AGREEMENTS..................                            573,288,000
                                                                                             -------------
                  TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (98.7%)...................     696,152,976
                  OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)............................       8,893,698
                                                                                             -------------
                  NET ASSETS (100.0%).....................................................   $ 705,046,674
                                                                                             -------------
                                                                                             -------------

------------------------------
(e) Collateralized partially by:
FMAC $75,000,000, 6.000% due 3/15/25
U.S. Treasury Bonds $379,000, 7.250% through 12.000%, due 8/15/13 through
11/15/21
U.S. Treasury Notes $3,379,000, 4.500% through 6.250%, due 2/28/99 through
12/31/02
Valued at $77,481,606

Abbreviations used in the Schedule of Investments are as follows:

FMAC-First Home Mortgage Acceptance Corp.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $122,864,976
Repurchase Agreements at Amortized Cost and Value   573,288,000
Cash                                                        437
Receivable for Investments Sold                       5,900,000
Interest Receivable                                   3,096,810
Receivable for Expense Reimbursement                    129,452
Prepaid Expenses and Other Assets                         5,357
                                                   ------------
    Total Assets                                    705,285,032
                                                   ------------
LIABILITIES
Advisory Fee Payable                                    124,936
Custody Fee Payable                                      67,101
Administrative Services Fee Payable                      17,739
Administration Fee Payable                                1,486
Trustees' Fee Payable                                     1,316
Fund Services Fee Payable                                   630
Accrued Expenses                                         25,150
                                                   ------------
    Total Liabilities                                   238,358
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $705,046,674
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $29,552,603
EXPENSES
Advisory Fee                                       $1,080,743
Administrative Services Fee                           155,752
Custodian Fees and Expenses                           126,938
Professional Fees and Expenses                         49,488
Fund Services Fee                                      15,548
Trustees' Fees and Expenses                             8,100
Administration Fee                                      7,258
Amortization of Organization Expenses                   1,603
Miscellaneous                                           9,828
                                                   ----------
    Total Expenses                                  1,455,258
Less: Reimbursement of Expenses                      (828,462)
                                                   ----------
NET EXPENSES                                                        626,796
                                                                -----------
NET INVESTMENT INCOME                                            28,925,807
NET REALIZED LOSS ON INVESTMENTS                                    (11,600)
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $28,914,207
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                                         JULY 7, 1997
                                                    FOR THE FISCAL     (COMMENCEMENT OF
                                                      YEAR ENDED      OPERATIONS) THROUGH
                                                   OCTOBER 31, 1998    OCTOBER 31, 1997
                                                   ----------------   -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     28,925,807   $        1,356,330
Net Realized Gain (Loss) on Investments                     (11,600)               3,337
                                                   ----------------   -------------------
    Net Increase in Net Assets Resulting from
      Operations                                         28,914,207            1,359,667
                                                   ----------------   -------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         5,803,822,953          154,888,508
Withdrawals                                          (5,244,794,486)         (39,144,175)
                                                   ----------------   -------------------
    Net Increase from Investors' Transactions           559,028,467          115,744,333
                                                   ----------------   -------------------
    Total Increase in Net Assets                        587,942,674          117,104,000
NET ASSETS
Beginning of Period                                     117,104,000                   --
                                                   ----------------   -------------------
End of Period                                      $    705,046,674   $      117,104,000
                                                   ----------------   -------------------
                                                   ----------------   -------------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                                         JULY 7, 1997
                                                    FOR THE FISCAL     (COMMENCEMENT OF
                                                      YEAR ENDED      OPERATIONS) THROUGH
                                                   OCTOBER 31, 1998    OCTOBER 31, 1997
                                                   ----------------   -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.12%                 0.04%(a)
  Net Investment Income                                       5.35%                 5.52%(a)
  Expenses without reimbursement                              0.27%                 0.52%(a)

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Treasury Money Market Portfolio (the "portfolio") is one of two subtrusts ("portfolios") comprising Series Portfolio II. Series Portfolio II is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on January 9, 1997. The portfolio commenced operations on July 7, 1997. The portfolio's investment objective is to provide high current income consistent with the preservation of capital and same-day liquidity. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

   d) The portfolio incurred organization expenses in the amount of $14,000 which were deferred and are amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. Effective October 1, 1998 the portfolio's investment advisor is J.P. Morgan Investment Management Inc., ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement have remained the same. For the fiscal year ended October 31, 1998, such fees amounted to $1,080,743.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended October 31, 1998, the fee for these services amounted to $7,258.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended October 31, 1998, the fee for these services amounted to $155,752.

      In addition, J.P. Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than the following respective percentages of average daily net assets of the portfolio for the periods indicated below:

November 1, 1997-November 30, 1997.........................      0.05%
December 1, 1997-July 31, 1998.............................      0.10%
August 1, 1998-November 30, 1998...........................      0.15%
December 1, 1998-February 28, 1999.........................      0.20%

      For the fiscal year ended October 31, 1998, J.P. Morgan has agreed to reimburse the portfolio $828,462 for expenses under this agreement. The total operating expenses for the portfolio is a blended ratio

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------
      which is based on reimbursements in effect for the fiscal year ended October 31, 1998 and may not necessarily represent the actual amount incurred by an interest holder. This reimbursement arrangement can be changed or terminated at any time after February 28, 1999 at the option of J.P. Morgan.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $15,548 for the fiscal year ended October 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,300.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Treasury Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Treasury Money Market Portfolio (the "portfolio") at October 31, 1998, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for the year then ended and for the period July 7, 1997 (commencement of operations) through October 31, 1997, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
December 17, 1998

26